Additional information-Financial Statement Schedule I - Condensed balance sheet (Details) - GBP (£)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Non-current assets
Total non-current assets	£ 1,047,365,000	£ 1,158,660,000
Current assets
Other receivables	460,000	239,000
Cash and cash equivalents	110,658,000	51,539,000	£ 307,637,000	£ 242,022,000
Total current assets	212,945,000	224,806,000
Total assets	1,260,310,000	1,383,466,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	(13,652,000)	87,197,000
Total equity	272,512,000	351,232,000	415,202,000	427,104,000
Current liabilities
Total current liabilities	384,032,000	398,344,000
Total equity and liabilities	1,260,310,000	1,383,466,000
Parent
Non-current assets
Investment in subsidiaries	319,265,000	319,265,000
Total non-current assets	319,265,000	319,265,000
Current assets
Other receivables	1,197,000	1,197,000
Cash and cash equivalents	148,000	197,000	116,000	340,000
Total current assets	1,345,000	1,394,000
Total assets	320,610,000	320,659,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	262,113,000	264,282,000
Total equity	309,683,000	311,852,000	£ 313,925,000	£ 316,681,000
Current liabilities
Other payables	10,927,000	8,807,000
Total current liabilities	10,927,000	8,807,000
Total equity and liabilities	£ 320,610,000	£ 320,659,000